RIGHT-OF-USE ASSETS AND OPERATING LEASE LIABILITIES (Details Narrative)	12 Months Ended
	Apr. 30, 2026 USD ($)	Apr. 30, 2026 HKD ($)	Apr. 30, 2025 USD ($)	Apr. 30, 2024 USD ($)
Right-of-use Assets And Operating Lease Liabilities
Operating lease, expense	$ 20,510	$ 74,000	$ 9,487
Lease term	1 year	1 year